Provisions - Maximum exposure to credit risk - Confirmed foreign letters of credit (Details) - Confirmed foreign letters of credit [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Normal	$ 94,673	$ 56,764
Substandard
Non-complying
Total	94,673	56,764	$ 64,970
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Normal	94,673	56,764
Substandard
Non-complying
Total	94,673	56,764	64,970
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Normal
Substandard
Non-complying
Total